Note 8 - Goodwill And Other Intangible Assets (Details) In Thousands, unless otherwise specified	12 Months Ended					12 Months Ended					5 Months Ended	12 Months Ended					12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2012 USD ($)	Sep. 01, 2010 JPY (¥)	Mar. 31, 2013 Trademarks [Member] USD ($)	Mar. 31, 2013 Trademarks [Member] JPY (¥)	Mar. 31, 2012 Trademarks [Member] JPY (¥)	Mar. 31, 2011 GDX [Member] JPY (¥)	Mar. 31, 2011 IIJ-FS [Member] JPY (¥)	Sep. 01, 2010 IIJ-Global [Member] Customer Relationships [Member] JPY (¥)	Mar. 31, 2013 IIJ-Global [Member] Customer Relationships [Member]	Mar. 31, 2013 IIJ-Global [Member] JPY (¥)	Sep. 01, 2010 IIJ-Global [Member] JPY (¥)	Apr. 02, 2012 IIJ-Exlayer [Member] USD ($)	Apr. 02, 2012 IIJ-Exlayer [Member] JPY (¥)	Mar. 31, 2011 Licenses [Member] JPY (¥)
Note 8 - Goodwill And Other Intangible Assets (Details) [Line Items]
Finite-Lived Intangible Asset, Useful Life	15 years 219 days	15 years 219 days										15 years
Amortization of Intangible Assets	$ 5,921	¥ 557,559	¥ 621,598
Impairment of Intangible Assets, Finite-lived																	97,791
Impairment of Intangible Assets, Indefinite-lived (Excluding Goodwill)						510	48,000	37,000
Goodwill, Impairment Loss									20,282	100,000
Finite-lived Intangible Assets Acquired											3,721,000
Goodwill	63,402	5,969,951	5,788,333	61,473	2,288,273									2,288,273	1,929	181,618
Business Acquisition, Goodwill, Expected Tax Deductible Amount													¥ 5,387,018